Share-Based Payments - Additional Information (Detail) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment transactions expense | $	$ 270	$ 309
Share-based compensation number of shares issued | shares	1,951.0	1,975.0
Restricted Stock Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation number of shares issued | shares	1.1	2.1
Share-based compensation grant date fair value | $	$ 91	$ 128
Restricted Stock Units [member] | AB inBev [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted | shares	0.1	0.1
Fair value of stock options granted | $	$ 4	$ 4